SHARE-BASED PAYMENTS - 2020 & 2013 Incentive Stock Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 13, 2021	Dec. 31, 2020
Stock Options
Aggregate shares of stock options granted	1,277,140		27,320
IPO
Stock Options
Exercise price		$ 25		$ 415
Omnibus Incentive Stock Plan, 2020
Stock Options
Common stock, capital shares reserved for future issuance		33,000
Omnibus Incentive Stock Plan, 2020 | IPO
Stock Options
Common stock, capital shares reserved for future issuance		5,680
Aggregate shares of stock options granted		27,320
Omnibus Incentive Stock Plan, 2020 | IPO | Minimum
Stock Options
Exercise price		$ 385
Omnibus Incentive Stock Plan, 2020 | IPO | Maximum
Stock Options
Exercise price		$ 415
2013 Incentive Stock Plan
Stock Options
Number of shares authorized		11,964	11,964
Number of shares available for grant			333		333
Vesting period		4 years